Capital Requirements and Restriction on Retained Earnings (Tables)	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Actual Capital Levels and Minimum Required Levels

The Company’s and Civista’s actual capital levels and minimum required levels at December 31, 2015 and 2014 were as follows:

					To Be Well
					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Purposes
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2015

Total Risk Based Capital
Consolidated	$140,088	14.0%	$80,050	8.0%	n/a	n/a
Civista	126,795	12.7	79,871	8.0	$99,839	10.0%

Tier I Risk Based Capital
Consolidated	127,519	12.7	60,245	6.0	n/a	n/a
Civista	113,883	11.4	59,938	6.0	79,918	8.0

CET1 Risk Based Capital
Consolidated	75,819	7.6	44,893	4.5	n/a	n/a
Civista	102,755	10.1	45,782	4.5	66,129	6.5

Leverage
Consolidated	127,519	10.0	51,008	4.0	n/a	n/a
Civista	113,883	8.9	51,183	4.0	63,979	5.0

2014

Total Risk Based Capital
Consolidated	$131,581	14.7%	$71,609	8.0%	n/a	n/a
Civista	111,470	12.5	71,341	8.0	$89,176	10.0%

Tier I Risk Based Capital
Consolidated	120,334	13.4	35,921	4.0	n/a	n/a
Civista	100,259	11.2	35,807	4.0	53,710	6.0

CET1 Risk Based Capital
Consolidated	n/a	n/a	n/a	n/a	n/a	n/a
Civista	n/a	n/a	n/a	n/a	n/a	n/a

Leverage
Consolidated	120,334	10.3	46,732	4.0	n/a	n/a
Civista	100,259	8.6	46,632	4.0	58,290	5.0